Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of right-of-use assets and lease liabilities

			Technical
			equipment	Office
	Rights		and	and other
In € thousand	to buildings	Vehicles	machinery	equipment	Total
January 1, 2020	8,053	88	496	50	8,687
Additions to right-of-use assets	3,757	20	—	8	3,785
Depreciation	(1,535)	(31)	(35)	(30)	(1,631)
Indexation impact	100	—	—	—	100
December 31, 2020	10,375	77	461	28	10,941
Additions to right-of-use assets	2,369	—	29	170	2,568
Transfer	—	—	(17)	—	(17)
Depreciation	(1,808)	(34)	(45)	(54)	(1,941)
Indexation impact	(26)	—	—	—	(26)
December 31, 2021	10,910	43	428	144	11,525

Schedule of lease related expense recognised in consolidated statement of operations and comprehensive income

In € thousand	Lease Liability
January 1, 2020	8,715
Additions	3,742
Interest	450
Payments	(1,889)
Indexation impact	100
December 31, 2020	11,118
Additions	2,512
Interest	437
Payments	(2,218)
Indexation impact	(26)
December 31, 2021	11,823

Schedule of carrying amounts of lease liabilities and the movements

In € thousand	2021	2020	2019
Depreciation of right of-use-assets	1,941	1,631	1,013
Interest expense on lease liabilities	437	450	341
Short-term lease expenses	488	108	138
Lease expenses for low-value assets	220	80	72
Total amount recognized in expense	3,086	2,269	1,567

Schedule of information about the composition of the lease payments

In € thousand	2021	2020
Fixed lease payments	204	154
Variable lease payments	2,014	1,735
Total amount of lease payments	2,218	1,889

Schedule of information on the total cash outflow from all leases

In € thousand	2021	2020	2019
Principal paid	1,781	1,439	854
Interest paid	437	450	341
Short term and low value leases	708	188	213
Total amount paid	2,926	2,077	1,408